3. Deferred Rent (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred rent	$ 995	$ 76,010
Landlord Funded Leasehold Improvements [Member]
Deferred rent	191,583	900,989
Payment offset to landlord	45,546	45,546
Deferred rent amortization	$ 93,876	$ 39,187